Intangible Asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 25, 2017	Dec. 02, 2017	Feb. 27, 2016
Goodwill And Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,858.2		$ 4,739.3
Accumulated amortization	(1,360.4)		(856.8)
Net	3,427.1
Net	3,497.8	$ 3,212.7	3,882.5
Liquor licenses and restricted covenants
Goodwill And Finite Lived Intangible Assets [Line Items]
Net	$ 70.7		63.1
Trade Names
Goodwill And Finite Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	40 years
Gross carrying amount	$ 1,910.9		1,900.8
Accumulated amortization	(123.4)		(72.7)
Net	$ 1,787.5		1,828.1
Beneficial lease rights
Goodwill And Finite Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	12 years
Gross carrying amount	$ 936.1		911.4
Accumulated amortization	(280.6)		(201.7)
Net	$ 655.5		709.7
Customer prescription files
Goodwill And Finite Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	5 years
Gross carrying amount	$ 1,468.4		1,437.9
Accumulated amortization	(784.4)		(495.2)
Net	$ 684.0		942.7
Covenants Not To Compete
Goodwill And Finite Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	5 years
Gross carrying amount	$ 3.5		3.4
Accumulated amortization	(1.9)		(1.4)
Net	$ 1.6		2.0
Internally Developed Software
Goodwill And Finite Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	5 years
Gross carrying amount	$ 468.6		422.7
Accumulated amortization	(170.1)		(85.8)
Net	298.5		336.9
Finite-Lived Intangible Assets
Goodwill And Finite Lived Intangible Assets [Line Items]
Gross carrying amount	4,787.5		4,676.2
Accumulated amortization	(1,360.4)		(856.8)
Net	$ 3,427.1		$ 3,819.4